Acquisitions (Schedule Of Acquired Other Identifiable Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified		12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Distribution Rights [Member] years	Dec. 31, 2011 Unpatented Technology [Member] years	Dec. 31, 2011 Use Rights [Member] years	Dec. 31, 2011 Tradenames And Trademarks [Member] years	Nov. 30, 2011 GSI Holdings Corp. [Member]	Dec. 31, 2010 Sparex Holdings Ltd [Member]	Dec. 31, 2010 Sparex Holdings Ltd [Member] Customer Relationships [Member] years	Dec. 31, 2010 Sparex Holdings Ltd [Member] Tradenames And Trademarks [Member] years
Intangible assets acquired	$ 519.0	$ 394.0	$ 36.5	$ 8.5	$ 80.0	$ 438.5	$ 28.6	$ 23.8	$ 4.8
Intangible assets acquired, weighted average useful life, in years		14	13	45	17			12	30